Share-Based Compensation - Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share Based Compensation [Line Item]
Share-based compensation expense	$ (4,657)	$ (3,746)
Share options
Share Based Compensation [Line Item]
Share-based compensation expense	(1,555)	(1,324)
RSUs
Share Based Compensation [Line Item]
Share-based compensation expense	$ (3,102)	(2,336)
PSUs
Share Based Compensation [Line Item]
Share-based compensation expense		$ (86)